Expense Example - Investment Trust Prospectus	Aug. 01, 2026 USD ($)
CORE PLUS FUND | CORE PLUS FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	690
CORE PLUS FUND | CORE PLUS FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
CORE PLUS FUND | CORE PLUS FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,396
CORE PLUS FUND | CORE PLUS FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
CORE PLUS FUND | CORE PLUS FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,282
CORE PLUS FUND | CORE PLUS FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
CORE PLUS FUND | CORE PLUS FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,452
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,698
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,340
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
HIGH INCOME FUND | HIGH INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	966
HIGH INCOME FUND | HIGH INCOME FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
HIGH INCOME FUND | HIGH INCOME FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
HIGH INCOME FUND | HIGH INCOME FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	551
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	1,653
HIGH INCOME FUND | HIGH INCOME FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
HIGH INCOME FUND | HIGH INCOME FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	665
HIGH INCOME FUND | HIGH INCOME FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
HIGH-YIELD FUND | HIGH-YIELD FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	859
HIGH-YIELD FUND | HIGH-YIELD FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
HIGH-YIELD FUND | HIGH-YIELD FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	617
HIGH-YIELD FUND | HIGH-YIELD FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	542
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,553
HIGH-YIELD FUND | HIGH-YIELD FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	1,797
HIGH-YIELD FUND | HIGH-YIELD FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,443
HIGH-YIELD FUND | HIGH-YIELD FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	617
HIGH-YIELD FUND | HIGH-YIELD FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	555
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	714
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	530
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,418
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,665
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,306
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	714
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,014
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,452
SHORT DURATION FUND | SHORT DURATION FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	714
SHORT DURATION FUND | SHORT DURATION FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
SHORT DURATION FUND | SHORT DURATION FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,216
SHORT DURATION FUND | SHORT DURATION FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,665
SHORT DURATION FUND | SHORT DURATION FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,306
SHORT DURATION FUND | SHORT DURATION FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
SHORT DURATION FUND | SHORT DURATION FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
SHORT DURATION FUND | SHORT DURATION FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	617
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,239
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,687
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	530
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,158
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,609
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,248
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,315
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0